Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 6,577,307	$ 1,008,017	¥ 3,956,353	¥ 2,218,172
Cost of revenues (including related party amounts of RMB18,868, RMB660 and RMB988 (US$151) for the years ended December 31, 2018, 2019 and 2020, respectively)	(6,220,324)	(953,306)	(3,948,644)	(2,418,562)
Gross (loss) profit	356,983	54,711	7,709	(200,390)
Operating expenses:
Selling and marketing expenses	(409,211)	(62,714)	(317,426)	(191,671)
General and administrative expenses	(379,892)	(58,221)	(238,648)	(146,846)
Research and development expenses	(775,130)	(118,794)	(595,169)	(440,518)
Total operating expenses	(1,564,233)	(239,729)	(1,151,243)	(779,035)
Operating loss	(1,207,250)	(185,018)	(1,143,534)	(979,425)
Interest income	77,118	11,819	78,612	116,500
Interest expense	(9,453)	(1,449)	(4,925)	(38,826)
Foreign exchange (loss) gain	188,800	28,935	(38,961)	(102,202)
Changes in fair value of financial instruments	14,301	2,192		6,404
Other income (expenses), net	(10,810)	(1,657)	6,612	739
Loss before income taxes	(947,294)	(145,178)	(1,102,196)	(996,810)
Income tax expense	(14,904)	(2,284)	(9,003)	(9,632)
Net loss	(962,198)	(147,462)	(1,111,199)	(1,006,442)
Less: net income attributable to noncontrolling interests	61	9
Net loss attributable to Kingsoft Cloud Holdings Limited	(962,259)	(147,471)	(1,111,199)	(1,006,442)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	(3,030)	(49,725)	(742,472)
Net loss attributable to ordinary shareholders	¥ (982,027)	$ (150,501)	¥ (1,160,924)	¥ (1,748,914)
Net loss per share:
Basic and diluted | (per share)	¥ (0.41)	$ (0.06)	¥ (1.31)	¥ (2.20)
Shares used in the net loss per share computation:
Basic and diluted	2,400,874,197	2,400,874,197	889,521,200	793,430,000
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	¥ (552,788)	$ (84,718)	¥ 64,598	¥ 401,820
Comprehensive loss	(1,514,986)	(232,180)	(1,046,601)	(604,622)
Less: Comprehensive income attributable to noncontrolling interests	61	9
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,515,047)	(232,189)	(1,046,601)	(604,622)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	(3,030)	(49,725)	(742,472)
Comprehensive loss attributable to ordinary shareholders	(1,534,815)	(235,219)	(1,096,326)	(1,347,094)
Public cloud service [Member]
Revenues:
Revenues	5,166,851	791,855	3,458,843	2,110,513
Enterprise Cloud Services [Member]
Revenues:
Revenues	1,372,689	210,374	486,308	94,369
Others [Member]
Revenues:
Revenues	¥ 37,767	$ 5,788	¥ 11,202	¥ 13,290